Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 2,368,976	$ 1,769,632
Less current portion	806,009	248,385
Total	1,562,967	1,521,247
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	743,494	812,509
Norwegian Kroner Bonds due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	312,947	215,641
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	188,854	213,993
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	949,531	527,489
U.S. Dollar Bonds due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 174,150